Cybersecurity Risk Management and Strategy Disclosure	12 Months Ended
Mar. 31, 2025
Cybersecurity Risk Management, Strategy, and Governance [Line Items]
Cybersecurity Risk Management Processes for Assessing, Identifying, and Managing Threats [Text Block]

The Company’s IT staff is tasked with assessing, identifying and managing risks related to cybersecurity threats and is responsible for: (1) monitoring threats to sensitive data and unauthorized access to our systems, (2) implementing access control measures for critical IT systems designed to prevent unauthorized users from accessing IT systems and data, and (3) cybersecurity incident investigations.

The Company’s executive officers oversee the processes to safeguard data and comply with relevant regulations, and has overall responsibility for evaluating cybersecurity risks. The Company does not currently engage any consultants, auditors or other third parties in connection with such processes, given the size and scale of the Company, the resources available, the anticipated expenditures, and the risks that it faces related to cybersecurity. The Company’s executive officers are responsible for overseeing, periodically reviewing, and identifying risks from cybersecurity threats associated with its use of any third-party service provided.

During the year ended March 31, 2025 and through the date of this Annual Report, the Company has not experienced any material cybersecurity incidents or identified any material cybersecurity threats that have affected or are reasonably likely to materially affect us, our business strategy, results of operations or financial condition.

The Company’s board of directors is collectively responsible for oversight of risks from cybersecurity threats. As noted, the Company’s executive officers oversee the overall processes to safeguard data and comply with relevant regulations, and will report any material cybersecurity incidents or material cybersecurity threats to the board. Where necessary in the view of the Company’s executive officers, the Company will consult with external advisors to manage and remediate any cybersecurity incidents.

Cybersecurity Risk Management Third Party Engaged [Flag]	false
Cybersecurity Risk Board of Directors Oversight [Text Block]

The Company’s board of directors is collectively responsible for oversight of risks from cybersecurity threats. As noted, the Company’s executive officers oversee the overall processes to safeguard data and comply with relevant regulations, and will report any material cybersecurity incidents or material cybersecurity threats to the board. Where necessary in the view of the Company’s executive officers, the Company will consult with external advisors to manage and remediate any cybersecurity incidents.

Cybersecurity Risk Materially Affected or Reasonably Likely to Materially Affect Registrant [Flag]	false
Cybersecurity Risk Materially Affected or Reasonably Likely to Materially Affect Registrant [Text Block]	the Company has not experienced any material cybersecurity incidents or identified any material cybersecurity threats that have affected or are reasonably likely to materially affect us, our business strategy, results of operations or financial condition.
Cybersecurity Risk Role of Management [Text Block]

The Company’s executive officers oversee the processes to safeguard data and comply with relevant regulations, and has overall responsibility for evaluating cybersecurity risks. The Company does not currently engage any consultants, auditors or other third parties in connection with such processes, given the size and scale of the Company, the resources available, the anticipated expenditures, and the risks that it faces related to cybersecurity. The Company’s executive officers are responsible for overseeing, periodically reviewing, and identifying risks from cybersecurity threats associated with its use of any third-party service provided.

Cybersecurity Risk Management Positions or Committees Responsible Report to Board [Flag]	true